UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-09365

                       OPPENHEIMER TRINITY VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period ended July 31, 2003, the Fund's performance was driven primarily by the stock market's broadly based upward trend. The Fund participated in the market's rise, delivering above-average returns in some industry areas, such as financial services, consumer staples and utilities, and below-average returns in others, such as consumer cyclicals and health care.
   At the same time, the Fund remained true to its disciplined and systematic investment process. It was essentially fully invested in equities at all times, holding only stocks listed in the S&P 500/BARRA Value Index and maintaining portfolio sector weights generally reflecting those of the Index. Our buy, hold and sell decisions remained based on our computer-based modeling tools, with more than 60 stock ranking and valuation techniques. Higher-ranked stocks were purchase candidates, while lower-ranked stocks were either avoided or underweighted.
   The Fund achieved its best performance compared to the S&P 500/BARRA Value Index in the financial services area. Strong holdings included Capital One Financial Corp., a consumer finance company that rebounded from unusually low valuations reached in October 2002. In another area of financial services, the Fund realized particularly good returns from its investments in money-center banks, such as Citigroup, Inc., that benefited from aggressive cost cutting, improved investment banking revenues and a mortgage refinancing boom fueled by low interest rates. These gains more than compensated for disappointments generated by a small number of financial services holdings, including Household International, Inc. and MBNA Corp., both of which were sold during the period.
   Although consumer staples stocks declined in the S&P 500 BARRA/Value Index, the Fund delivered positive performance in the area on the strength of several good stock selections. Specifically, we generated positive returns with investments in Archer-Daniels-Midland Corp., a producer of agricultural commodities, and with the timely purchase and sale of Coca-Cola Enterprises, Inc. a leading soft drink bottler. Returns also benefited from our decision to avoid investments in most food, beverage and tobacco producers, and food and drug retailers, which generally lost ground during the period. Within the utilities sector, the Fund benefited from an overweighting in telecommunication stocks, such as Sprint Corp. (Fon Group), as well as the decision to underweight SBC Communications, Inc. which declined during the reporting period.
   A small number of holdings in other areas also made significant positive contributions to the Fund's relative performance for the period, including computer hardware maker

5 | OPPENHEIMER TRINITY VALUE FUND

FUND PERFORMANCE DISCUSSION

Hewlett-Packard Co. which advanced on the basis of strengthening business fundamentals and in improving outlook.
   On the other hand, the strong gains cited above were balanced by weaker-than-average performance in the areas of consumer cyclicals and health care. Among consumer cyclicals, the Fund invested a greater percentage of assets than the benchmark's weighting in two stocks that suffered significant declines at the time they were held: retailer Sears Roebuck & Co., and media and entertainment company Tribune Co. Declines in the Fund's health care holdings were led by insurer Cigna Corp., which failed to meet earnings expectations during the fourth quarter of 2002. As a result, health care proved to be one of the few sectors in which the Fund failed to produce positive returns during the reporting period. In addition, the Fund's relative performance was undermined by the bankruptcy of TXU Corp., an energy holding.
   While the Fund's disciplined investment approach remained essentially unchanged, we continued to refine our library of stock ranking models with the intent of enhancing the effectiveness of our approach during the period. The Fund's portfolio holdings, allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2003.The performance for Class A, B, C and Y shares is measured from inception on September 1, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the S&P 500 BARRA/ Value Index, a capitalization-weighted index comprised of stocks of the S&P 500 Index with lower book-to-price ratios relative to the S&P 500 Index as a whole. Each company of the S&P 500 Index is assigned to either the Barra/Value or Barra/Growth index so that the sum of the two indices reflects the total S&P 500 Index. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments may not be limited to those investments found in an index.

6 | OPPENHEIMER TRINITY VALUE FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Value Fund (Class A)
     S&P 500 BARRA/Value Index

[LINE GRAPH OMITTED]
                Oppenheimer
                Trinity Value   S&P 500 BARRA/
               Fund (Class A)    Value Index
09/01/1999          9,425          10,000
10/31/1999          9,152          10,151
01/31/2000          8,774          10,137
04/30/2000          9,057          10,425
07/31/2000          9,001          10,246
10/31/2000          9,908          11,134
01/31/2001          9,889          11,577
04/30/2001          9,927          11,087
07/31/2001          9,596          10,653
10/31/2001          8,405           9,084
01/31/2002          8,891           9,538
04/30/2002          8,822           9,439
07/31/2002          7,265           7,919
10/31/2002          6,910           7,650
01/31/2003          6,851           7,550
04/30/2003          7,186           8,060
07/31/2003          7,984           8,910

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03*
1-Year 3.59%        Since Inception -5.59%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Value Fund (Class B)
     S&P 500 BARRA/Value Index
[LINE GRAPH OMITTED]
                 Oppenheimer
                Trinity Value   S&P 500 BARRA/
               Fund (Class B)    Value Index

09/01/1999         10,000          10,000
10/31/1999          9,690          10,151
01/31/2000          9,282          10,137
04/30/2000          9,552          10,425
07/31/2000          9,482          10,246
10/31/2000         10,405          11,134
01/31/2001         10,365          11,577
04/30/2001         10,375          11,087
07/31/2001         10,014          10,653
10/31/2001          8,750           9,084
01/31/2002          9,235           9,538
04/30/2002          9,151           9,439
07/31/2002          7,518           7,919
10/31/2002          7,141           7,650
01/31/2003          7,057           7,550
04/30/2003          7,392           8,060
07/31/2003          7,973           8,910


Average Annual Total Returns of Class B Shares of the Fund at 7/31/03*
1-Year 4.19%        Since Inception -5.62%

*See Notes on page 10 for further details.
The performance information for the S&P 500 BARRA/Value Index in the graphs begins on 8/31/99 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N shares. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7 | OPPENHEIMER TRINITY VALUE FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Value Fund (Class C)
     S&P 500 BARRA/Value Index
[LINE GRAPH OMITTED]
                 Oppenheimer
                Trinity Value   S&P 500 BARRA/
               Fund (Class C)    Value Index

09/01/1999         10,000            10,000
10/31/1999          9,690            10,151
01/31/2000          9,273            10,137
04/30/2000          9,653            10,425
07/31/2000          9,573            10,246
10/31/2000         10,503            11,134
01/31/2001         10,463            11,577
04/30/2001         10,483            11,087
07/31/2001         10,113            10,653
10/31/2001          8,843             9,084
01/31/2002          9,326             9,538
04/30/2002          9,243             9,439
07/31/2002          7,595             7,919
10/31/2002          7,209             7,650
01/31/2003          7,125             7,550
04/30/2003          7,459             8,060
07/31/2003          8,283             8,910

Average Annual Total Returns of Class C Shares of the Fund at 7/31/03*
1-Year 8.07%        Since Inception -4.70%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Value Fund (Class N)
     S&P 500 BARRA/Value Index
[LINE GRAPH OMITTED]
                Oppenheimer
                Trinity Value   S&P 500 BARRA/
               Fund (Class N)    Value Index

03/01/2001         10,000          10,000
04/30/2001         10,438          10,257
07/31/2001         10,080           9,855
10/31/2001          8,816           8,404
01/31/2002          9,307           8,824
04/30/2002          9,234           8,732
07/31/2002          7,605           7,326
10/31/2002          7,232           7,077
01/31/2003          7,159           6,984
04/30/2003          7,501           7,456
07/31/2003          8,342           8,243

Average Annual Total Returns of Class N Shares of the Fund at 7/31/03*
1-Year 8.69%       Since Inception -7.23%

*See Notes on page 10 for further details.

8 | OPPENHEIMER TRINITY VALUE FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Value Fund (Class Y)
     S&P 500 BARRA/Value Index
[LINE GRAPH OMITTED]
                 Oppenheimer
                Trinity Value   S&P 500 BARRA/
               Fund (Class Y)    Value Index

09/01/1999         10,000              10,000
10/31/1999          9,710              10,151
01/31/2000          9,316              10,137
04/30/2000          9,607              10,425
07/31/2000          9,567              10,246
10/31/2000         10,521              11,134
01/31/2001         10,511              11,577
04/30/2001         10,561              11,087
07/31/2001         10,220              10,653
10/31/2001          8,965               9,084
01/31/2002          9,471               9,538
04/30/2002          9,418               9,439
07/31/2002          7,765               7,919
10/31/2002          7,399               7,650
01/31/2003          7,346               7,550
04/30/2003          7,712               8,060
07/31/2003          8,591               8,910


Average Annual Total Returns of Class Y Shares of the Fund at 7/31/03*
1-Year  10.65%             Since Inception  -3.80%

The performance information for the S&P 500 BARRA/Value Index in the graphs begins on 8/31/99 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9 | OPPENHEIMER TRINITY VALUE FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 9/1/99. Class Y shares are only offered to certain institutional investors under special agreement with the distributor.
An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10 | OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS  July 31, 2003

                                                           Market Value
                                            Shares          See Note 1
-----------------------------------------------------------------------
 Common Stocks--96.3%
-----------------------------------------------------------------------
 Consumer Discretionary--13.7%
-----------------------------------------------------------------------
 Auto Components--2.3%
 Johnson Controls, Inc.                      2,200           $  212,542
-----------------------------------------------------------------------
 Automobiles--3.6%
 Ford Motor Co.                              5,800               64,148
-----------------------------------------------------------------------
 General Motors Corp.                        7,000              262,010
                                                       ----------------
                                                                326,158

-----------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.8%
 Harrah's Entertainment,
 Inc. 1                                      1,600               69,840
-----------------------------------------------------------------------
 Household Durables--1.1%
 Cavco Industries, Inc. 1                       55                1,059
-----------------------------------------------------------------------
 Centex Corp.                                1,300               94,341
                                                       ----------------
                                                                 95,400

-----------------------------------------------------------------------
 Media--3.9%
 AOL Time Warner, Inc. 1                     8,700              134,241
-----------------------------------------------------------------------
 Tribune Co.                                 3,100              146,382
-----------------------------------------------------------------------
 Viacom, Inc., Cl. B 1                       1,800               78,336
                                                       ----------------
                                                                358,959

-----------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.0%
 Liz Claiborne, Inc.                         5,400              185,922
-----------------------------------------------------------------------
 Consumer Staples--0.6%
-----------------------------------------------------------------------
 Food & Staples Retailing--0.6%
 Winn-Dixie Stores, Inc.                     4,800               55,008
-----------------------------------------------------------------------
 Energy--12.4%
-----------------------------------------------------------------------
 Oil & Gas--12.4%
 Anadarko Petroleum
 Corp.                                       1,600               70,080
-----------------------------------------------------------------------
 Apache Corp.                                  693               42,938
-----------------------------------------------------------------------
 ChevronTexaco Corp.                         5,100              367,761
-----------------------------------------------------------------------
 Exxon Mobil Corp.                          16,400              583,512
-----------------------------------------------------------------------
 Marathon Oil Corp.                          2,400               61,776
                                                       ----------------
                                                              1,126,067

-----------------------------------------------------------------------
 Financials--31.1%
-----------------------------------------------------------------------
 Commercial Banks--4.4%
 Bank of America Corp.                         700               57,799
-----------------------------------------------------------------------
 U.S. Bancorp                                3,000               73,560
-----------------------------------------------------------------------
 Washington Mutual,
 Inc.                                        6,700              264,516
                                                       ----------------
                                                                395,875

                                                          Market Value
                                            Shares          See Note 1
-----------------------------------------------------------------------
 Diversified Financial Services--11.0%
 Citigroup, Inc.                            12,500           $  560,000
-----------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                              2,700              170,829
-----------------------------------------------------------------------
 Morgan Stanley                              5,700              270,408
                                                       ----------------
                                                              1,001,237

-----------------------------------------------------------------------
 Insurance--11.2%
 ACE Ltd.                                    5,200              171,548
-----------------------------------------------------------------------
 American International
 Group, Inc.                                 7,900              507,180
-----------------------------------------------------------------------
 Safeco Corp.                                3,200              119,136
-----------------------------------------------------------------------
 Torchmark Corp.                             3,600              146,304
-----------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B                       4,800               77,472
                                                       ----------------
                                                              1,021,640

-----------------------------------------------------------------------
 Real Estate--3.7%
 Apartment Investment
 & Management Co.                            2,100               82,761
-----------------------------------------------------------------------
 Equity Residential                          1,800               50,220
-----------------------------------------------------------------------
 Simon Property
 Group, Inc.                                 4,800              203,280
                                                       ----------------
                                                                336,261

-----------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.8%
 Countrywide Financial
 Corp.                                       1,100               73,491
-----------------------------------------------------------------------
 Health Care--1.0%
-----------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Cigna Corp.                                 2,000               93,560
-----------------------------------------------------------------------
 Industrials--7.3%
-----------------------------------------------------------------------
 Aerospace & Defense--4.2%
 Northrop Grumman
 Corp.                                       1,500              138,360

-----------------------------------------------------------------------
 United Technologies
 Corp.                                       3,300             248,259
                                                       ----------------
                                                                386,619

-----------------------------------------------------------------------
 Commercial Services & Supplies--2.3%
 Waste Management, Inc.                      8,700              207,843
-----------------------------------------------------------------------
 Electrical Equipment--0.8%
 Rockwell Automation,
 Inc.                                        2,700               69,768





11 | OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS  Continued

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Information Technology--7.5%
-----------------------------------------------------------------------
 Computers & Peripherals--4.9%
 EMC Corp. 1                                 4,000           $   42,560
-----------------------------------------------------------------------
 Hewlett-Packard Co.                        17,700              374,709
-----------------------------------------------------------------------
 Sun Microsystems, Inc. 1                    7,100               26,554
                                                       ----------------
                                                                443,823

-----------------------------------------------------------------------
 IT Services--2.3%
 Computer Sciences
 Corp. 1                                       400               16,228
-----------------------------------------------------------------------
 Unisys Corp. 1                             15,900              194,934
                                                       ----------------
                                                                211,162

-----------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.3%
 Broadcom Corp., Cl. A 1                     1,100               22,297
-----------------------------------------------------------------------
 Materials--6.1%
-----------------------------------------------------------------------
 Chemicals--2.3%
 Dow Chemical Co.                            5,800              204,740
-----------------------------------------------------------------------
 Containers & Packaging--3.8%
 Bemis Co., Inc.                             3,500              156,415
-----------------------------------------------------------------------
 Pactiv Corp. 1                              9,800              193,550
                                                       ----------------
                                                                349,965

-----------------------------------------------------------------------
 Telecommunication Services--11.8%
-----------------------------------------------------------------------
 Diversified Telecommunication Services--8.6%
 BellSouth Corp.                             9,800              249,606
-----------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)                                16,000              225,920
-----------------------------------------------------------------------
 Verizon Communications,
 Inc.                                        8,800              306,768
                                                       ----------------
                                                                782,294

-----------------------------------------------------------------------
 Wireless Telecommunication Services--3.2%
 AT&T Corp.                                 10,700              227,482
-----------------------------------------------------------------------
 AT&T Wireless
 Services, Inc. 1                            7,100               60,563
                                                       ----------------
                                                                288,045

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Utilities--4.8%
-----------------------------------------------------------------------
 Electric Utilities--3.3%
 FirstEnergy Corp.                           1,400           $   48,286
-----------------------------------------------------------------------
 Public Service Enterprise
 Group, Inc.                                 1,800               73,350
-----------------------------------------------------------------------
 TXU Corp.                                   8,700              175,479
                                                       ----------------
                                                                297,115

-----------------------------------------------------------------------
 Gas Utilities--1.5%
 Sempra Energy                               5,100              141,933
                                                       ----------------
 Total Common Stocks
 (Cost $8,381,417)                                            8,757,564

                                         Principal
                                            Amount
-----------------------------------------------------------------------
 Joint Repurchase Agreements--3.7%

 Undivided interest of 8.26% in
 joint repurchase agreement
 (Principal Amount/Market
 Value $4,093,000, with a
 maturity value of $4,093,117)
 with Banc One Capital
 Markets, Inc., 1.03%, dated
 7/31/03, to be repurchased
 at $338,010 on 8/1/03,
 collateralized by U.S. Treasury
 Nts., 3%, 2/29/04, with a
 value of $4,178,213
 (Cost $338,000)                          $338,000              338,000

-----------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $8,719,417)                           100.0%           9,095,564
-----------------------------------------------------------------------
 Liabilities in Excess of
 Other Assets                                  0.0               (2,430)
                                          -----------------------------
 Net Assets                                  100.0%          $9,093,134
                                          =============================


Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

12 | OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $8,719,417)--
 see accompanying statement                                          $9,095,564
--------------------------------------------------------------------------------
 Cash                                                                       275
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                      46,720
 Interest and dividends                                                  12,923
 Other                                                                      654
                                                                    ------------
 Total assets                                                         9,156,136

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                   18,008
 Shares of beneficial interest redeemed                                  14,901
 Legal, auditing and other professional fees                             11,696
 Shareholder reports                                                     11,463
 Transfer and shareholder servicing agent fees                            1,846
 Distribution and service plan fees                                       1,601
 Trustees' compensation                                                   1,209
 Other                                                                    2,278
                                                                    ------------
 Total liabilities                                                       63,002

--------------------------------------------------------------------------------
 Net Assets                                                          $9,093,134
                                                                    ============


--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                    $10,809,307
--------------------------------------------------------------------------------
 Undistributed net investment income                                     21,920
--------------------------------------------------------------------------------
 Accumulated net realized loss on
 investment transactions                                             (2,114,240)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             376,147
                                                                    ------------
 Net Assets                                                          $9,093,134
                                                                    ============





13 | OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,295,626 and 530,114 shares of beneficial interest outstanding)         $8.10
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                  $8.59
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,897,036 and 242,074 shares of beneficial interest
 outstanding)                                                              $7.84
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,720,213 and 216,637 shares of beneficial interest
 outstanding)                                                              $7.94
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred
 sales charge) and offering price per share (based on net assets of
 $536,220 and 66,734 shares of beneficial interest outstanding)            $8.04
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
(based on net assets of $644,039 and 78,461 shares of beneficial
 interest outstanding)                                                     $8.21



 See accompanying Notes to Financial Statements.




14 | OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JULY 31, 2003


------------------------------------------------------------------------
 Investment Income

 Dividends                                                  $   228,410
------------------------------------------------------------------------
 Interest                                                         5,031
                                                            ------------
 Total investment income                                        233,441

------------------------------------------------------------------------
 Expenses

 Management fees                                                 69,123
------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                          9,834
 Class B                                                         21,501
 Class C                                                         18,805
 Class N                                                            898
------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                         17,641
 Class B                                                         15,577
 Class C                                                          9,078
 Class N                                                            620
------------------------------------------------------------------------
 Shareholder reports                                             43,966
------------------------------------------------------------------------
 Legal, auditing and other professional fees                     12,007
------------------------------------------------------------------------
 Custodian fees and expenses                                        735
------------------------------------------------------------------------
 Trustees' compensation                                             484
------------------------------------------------------------------------
 Other                                                            8,347
                                                            ------------
 Total expenses                                                 228,616
 Less reduction to custodian expenses                               (19)
 Less reimbursement of management fees                           (2,728)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class A                       (3,327)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class B                       (8,963)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class C                       (3,089)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class N                          (88)
                                                            ------------
 Net expenses                                                   210,402


------------------------------------------------------------------------
 Net Investment Income                                           23,039


------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                            (1,124,158)
------------------------------------------------------------------------
 Net change in unrealized appreciation on investments         1,680,930


------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations        $  579,811
                                                            ============




 See accompanying Notes to Financial Statements.


15 | OPPENHEIMER TRINITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                       2003            2002
--------------------------------------------------------------------------------
 Operations

 Net investment income                              $    23,039   $       2,294
--------------------------------------------------------------------------------
 Net realized loss                                   (1,124,158)       (990,083)
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                          1,680,930      (1,231,628)
                                                   -----------------------------
 Net increase (decrease) in net assets
 resulting from operations                              579,811      (2,219,417)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Distributions from net realized gain:
 Class A                                                     --        (147,195)
 Class B                                                     --         (76,463)
 Class C                                                     --         (64,231)
 Class N                                                     --            (159)
 Class Y                                                     --         (18,823)
--------------------------------------------------------------------------------
 Distributions in excess of net realized gain:
 Class A                                                     --            (908)
 Class B                                                     --            (470)
 Class C                                                     --            (419)
 Class N                                                     --              (3)
 Class Y                                                     --            (119)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                798,997         523,137
 Class B                                                225,726         268,164
 Class C                                                155,392         (88,170)
 Class N                                                479,618          34,262
 Class Y                                                118,741         199,771

--------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                            2,358,285      (1,591,043)
--------------------------------------------------------------------------------
 Beginning of period                                  6,734,849       8,325,892
                                                   -----------------------------
 End of period [including undistributed
 (overdistributed) net investment income
 of $21,920 and $(1,119), respectively]              $9,093,134      $6,734,849
                                                   =============================



 See accompanying Notes to Financial Statements.


16 | OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS


 Class  A            Year Ended July 31,                  2003          2002       2001       2000 1
-------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $7.37        $10.15     $ 9.52     $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .04           .03        .02        .05
 Net realized and unrealized gain (loss)                   .69         (2.42)       .61       (.50)
                                                        -----------------------------------------------
 Total from investment operations                          .73         (2.39)       .63       (.45)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --            --         --       (.03)
 Distributions from net realized gain                       --          (.39)        --         --
 Distributions in excess of net realized gain               --            -- 2       --         --
                                                        -----------------------------------------------
 Total dividends and/or distributions to shareholders       --          (.39)        --       (.03)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $8.10        $ 7.37     $10.15     $ 9.52
                                                         ==============================================

-------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                       9.91%       (24.30)%     6.62%     (4.50)%

-------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $4,296        $3,203     $3,868     $3,798
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $4,506        $3,683     $3,932     $2,802
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                    0.58%         0.36%      0.20%      0.52%
 Expenses, gross                                          2.07%         1.78%      1.63%      1.53%
 Expenses, net                                            1.95% 5,6,7   1.72% 5,7  1.63% 5    1.47% 8
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   156%          133%       207%       285%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of management fees.
7. Net of voluntary waiver of transfer agent fees.
8. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED


 Class  B            Year Ended July 31,                  2003          2002        2001      2000 1
----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $7.18         $9.98       $9.45      $10.00
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.01)         (.03)       (.02)        .01
 Net realized and unrealized gain (loss)                   .67         (2.38)        .55        (.53)
                                                        --------------------------------------------------
 Total from investment operations                          .66         (2.41)        .53        (.52)
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --            --          --        (.03)
 Distributions from net realized gain                       --          (.39)         --          --
 Distributions in excess of net realized gain               --            -- 2        --          --
                                                        --------------------------------------------------
 Total dividends and/or distributions to shareholders       --          (.39)         --        (.03)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $7.84         $7.18       $9.98      $ 9.45
                                                        ==================================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                       9.19%       (24.93)%      5.61%      (5.18)%

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $1,897        $1,584      $1,927        $643

 Average net assets (in thousands)                      $2,151        $1,907      $1,329        $235
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                     (0.20)%       (0.42)%     (0.52)%     (0.36)%
 Expenses, gross                                          3.18%         2.57%       2.57%       2.41%
 Expenses, net                                            2.71% 5,6,7   2.51% 5,7   2.57% 5     2.35% 8
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   156%          133%        207%        285%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of management fees.
7. Net of voluntary waiver of transfer agent fees.
8. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER TRINITY VALUE FUND


 Class  C            Year Ended July 31,                  2003          2002        2001      2000 1
------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $7.28        $10.11      $ 9.57      $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                      (.01)         (.04)       (.03)       (.02)
 Net realized and unrealized gain (loss)                   .67         (2.40)        .57        (.41)
                                                      ------------------------------------------------
 Total from investment operations                          .66         (2.44)        .54        (.43)
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --            --          --          -- 2
 Distributions from net realized gain                       --          (.39)         --          --
 Distributions in excess of net realized gain               --            -- 2        --          --
                                                      ------------------------------------------------
 Total dividends and/or
 distributions to shareholders                              --          (.39)         --          --
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $7.94        $ 7.28      $10.11      $ 9.57
                                                      =================================================

-------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                       9.07%       (24.91)%      5.64%      (4.27)%

-------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $1,720        $1,453      $2,102        $851
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $1,881        $1,698      $1,878        $260
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                     (0.24)%       (0.40)%     (0.44)%     (0.36)%
 Expenses, gross                                          2.94%         2.57%       2.56%       2.41%
 Expenses, net                                            2.73% 5,6,7   2.51% 5,7   2.56% 5     2.35% 8
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   156%          133%        207%        285%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of management fees.
7. Net of voluntary waiver of transfer agent fees.
8. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued


 Class  N            Year Ended July 31,                 2003           2002      2001 1
--------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $7.33        $10.13      $10.05
----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              .01           .02        (.02)
 Net realized and unrealized gain (loss)                   .70         (2.43)        .10
                                                        --------------------------------------
 Total from investment operations                          .71         (2.41)        .08
----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --            --          --
 Distributions from net realized gain                       --          (.39)         --
 Distributions in excess of net realized gain               --            -- 2        --
                                                        --------------------------------------
 Total dividends and/or distributions to shareholders       --          (.39)        --
----------------------------------------------------------------------------------------------
 Net asset value, end of period                          $8.04        $ 7.33      $10.13
                                                        ======================================

----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                       9.69%       (24.55)%      0.80%

----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $536           $29          $1
----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $181           $12          $1
----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                             0.08%        (0.05)%     (0.48)%
 Expenses, gross                                          2.30%         2.10%       1.63%
 Expenses, net                                            2.20% 5,6,7   2.04% 5,7   1.63% 5
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   156%          133%        207%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of management fees.
7. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER TRINITY VALUE FUND


 Class  Y            Year Ended July 31,                  2003          2002        2001      2000 1
----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $7.42        $10.18      $ 9.53      $10.00
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              .05           .05        (.01)        .07
 Net realized and unrealized gain (loss)                   .74         (2.42)        .66        (.50)
                                                        -------------------------------------------------
 Total from investment operations                          .79         (2.37)        .65        (.43)
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --            --          --        (.04)
 Distributions from net realized gain                       --          (.39)         --          --
 Distributions in excess of net realized gain               --            -- 2        --          --
                                                         ------------------------------------------------
 Total dividends and/or distributions to shareholders       --          (.39)         --        (.04)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $8.21        $ 7.42      $10.18      $ 9.53
                                                        ==================================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                      10.65%       (24.02)%      6.82%      (4.33)%

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $644          $466        $427          $1
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $504          $484        $119          $1
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                    1.05%         0.78%       0.53%       0.62%
 Expenses, gross                                          1.46%         1.78%       2.44% 5     1.42%
 Expenses, net                                            1.41% 6,7     1.37% 6,8   1.43% 6     1.37% 9
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   156%          133%        207%        285%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.
7. Net of voluntary waiver of management fees.
8. Net of voluntary waiver of transfer agent fees.
9. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Trinity Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Trinity Investment Management Corporation, a related party to the Manager..
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In


22 | OPPENHEIMER TRINITY VALUE FUND
 the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                  Net Unrealized
        Undistributed                                         Appreciation Based
        Net            Undistributed    Accumulated        on Cost of Securities
        Investment         Long-Term           Loss           for Federal Income
        Income                  Gain   Carryforward 1,2,3           Tax Purposes
--------------------------------------------------------------------------------
        $23,190                  $--     $2,103,342                     $365,248

 1. As of July 31, 2003, the Fund had $1,280,584 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                        Expiring
                        ----------------------
                        2010        $  275,923
                        2011         1,004,661
                                   -----------
                        Total       $1,280,584
                                   ===========
 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of July 31, 2003, the Fund had $822,758 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:
                                           Year Ended        Year Ended
                                        July 31, 2003     July 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--          $272,232
                 Long-term capital gain            --            34,639
                 Distribution in excess of
                 net realized gain                 --             1,919
                                             --------------------------
                 Total                            $--          $308,790
                                             ==========================


23 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                     Federal Tax Cost                $8,730,316
                                                     ==========
                     Gross unrealized appreciation   $  675,985
                     Gross unrealized depreciation     (310,737)
                                                     ----------
                     Net unrealized appreciation     $  365,248
                                                     ==========
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $191 and payments of $40 were made to retired trustees, resulting in an accumulated liability of $1,271 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make


24 | OPPENHEIMER TRINITY VALUE FUND
 estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        Year Ended July 31, 2003            Year Ended July 31, 2002
                                         Shares           Amount           Shares             Amount
-----------------------------------------------------------------------------------------------------
 Class A
 Sold                                   771,727      $ 5,508,001          410,692        $ 3,730,247
 Dividends and/or
 distributions reinvested                    --               --           15,038            136,703
 Redeemed                              (676,176)      (4,709,004)        (372,142)        (3,343,813)
                                       -------------------------------------------------------------
 Net increase                            95,551      $   798,997           53,588        $   523,137
                                       =============================================================

-----------------------------------------------------------------------------------------------------
 Class B
 Sold                                   328,499      $ 2,274,833          165,784        $ 1,473,693
 Dividends and/or
 distributions reinvested                    --               --            7,752             69,074
 Redeemed                              (306,950)      (2,049,107)        (146,138)        (1,274,603)
                                       -------------------------------------------------------------
 Net increase                            21,549      $   225,726           27,398        $   268,164
                                       =============================================================

-----------------------------------------------------------------------------------------------------
 Class C
 Sold                                   247,418      $ 1,734,082          199,337        $ 1,768,749
 Dividends and/or
 distributions reinvested                    --               --            6,345             57,299
 Redeemed                              (230,409)      (1,578,690)        (213,979)        (1,914,218)
                                       -------------------------------------------------------------
 Net increase (decrease)                 17,009      $   155,392           (8,297)       $   (88,170)
                                       =============================================================

-----------------------------------------------------------------------------------------------------
 Class N
 Sold                                    66,368      $   503,565            4,004        $    35,798
 Dividends and/or
 distributions reinvested                    --               --               13                123
 Redeemed                                (3,559)         (23,947)            (192)            (1,659)
                                       -------------------------------------------------------------
 Net increase                            62,809      $   479,618            3,825        $    34,262
                                       =============================================================

-----------------------------------------------------------------------------------------------------
 Class Y
 Sold                                    28,121      $   207,674           28,239        $   258,879
 Dividends and/or
 distributions reinvested                    --               --            2,070             18,902
 Redeemed                               (12,420)         (88,933)          (9,491)           (78,010)
                                       -------------------------------------------------------------
 Net increase                            15,701      $   118,741           20,818        $   199,771
                                       =============================================================




25 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $15,645,666 and $13,916,563, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. Effective January 1, 2003, the Manager voluntarily agreed to waive its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets until the Fund's trailing one-year performance at the end of the preceding quarter is in or below the fifth quintile of the Fund's Lipper peer group (i.e., multi-cap value funds). When the Fund's performance meets the preceding condition, the Manager will voluntarily waive its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding quarter is in the fourth quintile of the Fund's Lipper peer group. The foregoing advisory fee waiver automatically terminates when the Fund's trailing one-year performance at the end of the preceding quarter is in the third quintile of the Fund's Lipper peer group. As a result of this agreement the Fund was reimbursed $2,728 for the year ended July 31, 2003. The foregoing waiver may be amended or withdrawn by the Manager at any time.
--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2003, the Manager paid $22,668 to the Sub-Advisor for services to the Fund.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $30,131 to OFS for services to the Fund. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the


26 | OPPENHEIMER TRINITY VALUE FUND

 Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A      Concessions      Concessions       Concessions     Concessions
                        Front-End       Front-End       on Class A       on Class B        on Class C      on Class N
                    Sales Charges   Sales Charges           Shares           Shares            Shares          Shares
                       on Class A     Retained by      Advanced by      Advanced by       Advanced by     Advanced by
 Year Ended                Shares     Distributor    Distributor 1    Distributor 1     Distributor 1   Distributor 1
---------------------------------------------------------------------------------------------------------------------
 July 31, 2003            $26,137         $15,330           $4,012          $16,178           $40,428          $9,738

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A        Class B        Class C       Class N
                         Contingent     Contingent     Contingent    Contingent
                           Deferred       Deferred       Deferred      Deferred
                      Sales Charges  Sales Charges  Sales Charges Sales Charges
                        Retained by    Retained by    Retained by   Retained by
     Year Ended         Distributor    Distributor    Distributor   Distributor
-------------------------------------------------------------------------------
     July 31, 2003              $--        $12,865           $238          $206


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $9,834, all of which were paid by the Distributor to recipients, which included $13 retained by the Distributor and $1,272 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                 Distributor's
                                                 Distributor's       Aggregate
                                                     Aggregate    Unreimbursed
                                                  Unreimbursed   Expenses as %
               Total Payments  Amount Retained        Expenses   of Net Assets
                   Under Plan   by Distributor      Under Plan        of Class
------------------------------------------------------------------------------
 Class B Plan         $21,501          $17,321         $34,408            1.81%
 Class C Plan          18,805            7,303          26,800            1.56
 Class N Plan             898              814           2,873            0.54


27 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 5. Fund Reorganization
On September 12, 2003, Shareholders of Oppenheimer Trinity Value Fund approved a fund reorganization, whereby Shareholders received shares of Oppenheimer Value Fund. The reorganization occurred on September 18, 2003.

28 | OPPENHEIMER TRINITY VALUE FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Trinity Value Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Value Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from September 1, 1999 (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Value Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from September 1, 1999 (commencement of operations) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2003

29 | OPPENHEIMER TRINITY VALUE FUND

 FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended July 31, 2003 which are not designated as capital gain distribution should be multiplied by 100% to arrive at the amount eligible for the corporate dividend received deduction.
    A portion of the dividends paid by the Fund during the fiscal year ended July 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $120,500 of the Fund's fiscal year taxable income is eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  UNAUDITED


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

30 | OPPENHEIMER TRINITY VALUE FUND

 TRUSTEES AND OFFICERS  Unaudited

Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years;
Length of Service, Age              Other Trusteeships/Directorships Held by
                                    Trustee; Number of Portfolios in Fund
                                    Complex Currently Overseen by Trustee

INDEPENDENT TRUSTEES                The address of each Trustee in the chart
                                    below is 6803 S. Tucson Way, Centennial, CO
                                    80112-3924. Each Trustee serves for an
                                    indefinite term, until his or her
                                    resignation, retirement, death or removal.

Clayton K. Yeutter,                 Of Counsel (since 1993), Hogan & Hartson (a
Chairman of the Board of Trustees   law firm). Other directorships: Weyerhaeuser
(since 2003); Trustee (since        Corp. (since 1999) and Danielson Holding
1999) Age: 72                       Corp. (since 2002); formerly a director of
                                    Caterpillar, Inc. (1993-December 2002).
                                    Oversees 29 portfolios in the
                                    OppenheimerFunds complex.

 Robert G. Galli, Trustee           A trustee or director of other Oppenheimer
 (since 1999) Age: 69               funds. Formerly Trustee (May 2000-2002) of
                                    Research Foundation of AIMR (investment
                                    research, non-profit) and Vice Chairman
                                    (October 1995-December 1997) of
                                    OppenheimerFunds, Inc. (the Manager).
                                    Oversees 39 portfolios in the
                                    OppenheimerFunds complex.

 Phillip A. Griffiths, Trustee      A director (since 1991) of the Institute for
 (since 1999) Age: 64               Advanced Study, Princeton, N.J., a director
                                    (since 2001) of GSI Lumonics, a trustee
                                    (since 1983) of Woodward Academy, a Senior
                                    Advisor (since 2001) of The Andrew W. Mellon
                                    Foundation. A member of: the National
                                    Academy of Sciences (since 1979), American
                                    Academy of Arts and Sciences (since 1995),
                                    American Philosophical Society (since 1996) and Council on Foreign Relations (since
                                    2002). Formerly a director of Bankers Trust
                                    New York Corporation (1994-1999). Oversees
                                    29 portfolios in the OppenheimerFunds
                                    complex.

 Joel W. Motley, Trustee            Director (since 2002) Columbia Equity
 (since 2002) Age: 53               Financial Corp. (privately-held financial
                                    adviser); Managing Director (since 2002)
                                    Carmona Motley, Inc. (privately-held
                                    financial adviser); Formerly he held the following positions: Managing Director
                                    (January 1998-December 2001), Carmona Motley
                                    Hoffman Inc. (privately-held financial
                                    adviser); Managing Director (January
                                    1992-December 1997), Carmona Motley & Co.
                                    (privately-held financial adviser). Oversees
                                    29 portfolios in the OppenheimerFunds
                                    complex.

 Kenneth A. Randall, Trustee        A director of Dominion Resources, Inc.
 (since 1999) Age: 76               (electric utility holding company) and Prime
                                    Retail, Inc. (real estate investment trust);
                                    formerly a director of Dominion Energy, Inc.
                                    (electric power and oil & gas producer), President and Chief Executive Officer of The
                                    Conference Board, Inc. (international
                                    economic and business research) and a
                                    director of Lumbermens Mutual Casualty
                                    Company, American Motorists Insurance
                                    Company and American Manufacturers Mutual
                                    Insurance Company. Oversees 29 portfolios in the OppenheimerFunds complex.


 Edward V. Regan, Trustee           President, Baruch College, CUNY; a director
 (since 1999) Age: 73               of RBAsset (real estate manager); a director
                                    of OffitBank; formerly Trustee, Financial
                                    Accounting Foundation (FASB and GASB),
                                    Senior Fellow of Jerome Levy Economics
                                    Institute, Bard College, Chairman of
                                    Municipal Assistance Corporation for the
                                    City of New York, New York State Comptroller and Trustee of New York State and Local
                                    Retirement Fund. Oversees 29 investment
                                    companies in the OppenheimerFunds complex.

 Russell S. Reynolds, Jr.,          Chairman (since 1993) of The Directorship
 Trustee (since 1999) Age: 71       Search Group, Inc. (corporate governance
                                    consulting and executive recruiting); a life trustee of International House (non-profit educational organization), and a trustee
                                    (since 1996) of the Greenwich Historical
                                    Society. Oversees 31 portfolios in the
                                    OppenheimerFunds complex.


31 | OPPENHEIMER TRINITY VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued




 Donald W. Spiro, Vice              Chairman Emeritus (since January 1991) of
 Chairman of the Board of           the Manager. Formerly a director (January
 Trustees, Trustee (since           1969-August 1999) of the Manager. Oversees
 1999) Age: 77                      29 portfolios in the OppenheimerFunds
                                    complex.

 -------------------------------------------------------------------------------
 INTERESTED TRUSTEE AND             The address of Mr. Murphy in the chart below
 OFFICER                            is 498 Seventh Avenue, New York, NY 10018.
                                    Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

 John V. Murphy, President and      Chairman, Chief Executive Officer and
 Trustee, Trustee (since 2001)      director (since June 2001) and President
 Age: 54                            (since September 2000) of the Manager;
                                    President and a director or trustee of other
                                    Oppenheimer funds; President and a director
                                    (since July 2001) of Oppenheimer Acquisition
                                    Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
                                    Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                    Services, Inc. and of Shareholder Financial
                                    Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                                    (since July 2001) of OppenheimerFunds Legacy
                                    Program (a charitable trust program
                                    established by the Manager); a director of the investment advisory subsidiaries of the
                                    Manager: OFI Institutional Asset Management,
                                    Inc. and Centennial Asset Management
                                    Corporation (since November 2001),
                                    HarbourView Asset Management Corporation and
                                    OFI Private Investments, Inc. (since July
                                    2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                    Investment Management Corp. and Tremont
                                    Advisers, Inc. (investment advisory
                                    affiliates of the Manager); Executive Vice
                                    President (since February 1997) of
                                    Massachusetts Mutual Life Insurance Company
                                    (the Manager's parent company); a director
                                    (since June 1995) of DLB Acquisition
                                    Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.);
                                    formerly, Chief Operating Officer (September
                                    2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                                    Institutional Funds (open-end investment companies); a director (September
                                    1999-August 2000) of C.M. Life Insurance
                                    Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald
                                    Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle
                                    Bancorp). Oversees 73 portfolios in the
                                    OppenheimerFunds complex.

 -------------------------------------------------------------------------------
 OFFICERS The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

 Brian W. Wixted,                   Senior Vice President and Treasurer (since
 Treasurer (since 1999)             March 1999) of the Manager; Treasurer (since
 Age: 43                            March 1999) of HarbourView Asset Management
                                    Corporation, Shareholder Services, Inc.,
                                    Oppenheimer Real Asset Management
                                    Corporation, Shareholder Financial Services,
                                    Inc., Oppenheimer Partnership Holdings,
                                    Inc., OFI Private Investments, Inc. (since
                                    March 2000), OppenheimerFunds International
                                    Ltd. and OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since
                                    May 2000) and OFI Institutional Asset
                                    Management, Inc. (since November 2000)
                                    (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial
                                    Officer (since May 2000) of Oppenheimer
                                    Trust



32 | OPPENHEIMER TRINITY VALUE FUND

Brian W. Wixted,                    Company (a trust company subsidiary of the
Continued                           Manager); Assistant Treasurer (since March
                                    1999) of Oppenheimer Acquisition Corp. and
                                    OppenheimerFunds Legacy Program (since April
                                    2000); formerly Principal and Chief
                                    Operating Officer (March 1995-March 1999),
                                    Bankers Trust Company-Mutual Fund Services
                                    Division. An officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                     Senior Vice President (since May 1985) and
Secretary (since 2001)              General Counsel (since February 2002) of the
Age: 54                             Manager; General Counsel and a director
                                    (since November 2001) of OppenheimerFunds
                                    Distributor, Inc.; Senior Vice President and
                                    General Counsel (since November 2001) of
                                    HarbourView Asset Management Corporation;
                                    Vice President and a director (since
                                    November 2000) of Oppenheimer Partnership
                                    Holdings, Inc.; Senior Vice President,
                                    General Counsel and a director (since
                                    November 2001) of Shareholder Services,
                                    Inc., Shareholder Financial Services, Inc.,
                                    OFI Private Investments, Inc., Oppenheimer
                                    Trust Company and OFI Institutional Asset
                                    Management, Inc.; General Counsel (since
                                    November 2001) of Centennial Asset
                                    Management Corporation; a director (since
                                    November 2001) of Oppenheimer Real Asset
                                    Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                    OppenheimerFunds International Ltd.; Vice
                                    President (since November 2001) of
                                    OppenheimerFunds Legacy Program; Secretary
                                    (since November 2001) of Oppenheimer
                                    Acquisition Corp.; formerly Acting General
                                    Counsel (November 2001-February 2002) and
                                    Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of
                                    Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial
                                    Services, Inc. (November 1989-November
                                    2001); OppenheimerFunds International Ltd.
                                    and OppenheimerFunds plc (October
                                    1997-November 2001). An officer of 89
                                    portfolios in the OppenheimerFunds complex.

















The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

33 | OPPENHEIMER TRINITY VALUE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)